Derivative Instruments - Balance Sheet Offsetting (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012
Derivative Instruments and Hedging Activities Disclosure [Abstract]
Derivative assets - gross amounts recognized in the balance sheet	$ 27,487	$ 24,842
Derivative assets - gross amounts offset in the balance sheet	1,342	1,327
Derivative assets - net amounts in the balance sheet	26,145	23,515
Derivative assets - financial instruments not offset in the balance sheet	0	0
Derivative assets - cash collateral not offset in the balance sheet	0	0
Derivative assets - net amount	26,145	23,515
Derivative liabilities - gross amounts recognized in the balance sheet	105,485	66,626
Derivative liabilities - gross amounts offset in the balance sheet	1,342	1,327
Derivative liabilities - net amounts in the balance sheet	104,143	65,299
Derivative liabilities - financial instruments not offset in the balance sheet	0	0
Derivative liabilities - cash collateral not offset in the balance sheet	19,847	12,130
Derivative liabilities - net amount	$ 84,296	$ 53,169